Earnings Per Share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Earnings Per Share
16	EARNINGS PER SHARE

The calculation of basic earnings per share was based on the profit attributable to equity holders of the Company of RMB2,698 million (2017: RMB6,342 million, 2016: RMB4,498 million) and the weighted average number of shares of 14,467,585,682 (2017: 14,467,585,682, 2016: 13,811,136,000) in issue during the year ended December 31, 2018. The Company had no potentially dilutive options or other instruments relating to the ordinary shares in issue during the years ended December 31, 2018, 2017 and 2016.